Nature of Operations and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern [Line Items]
Proportion of ownership interests held by non-controlling interests	60.00%
Cash and cash equivalents	$ 31,738	$ 38,865	$ 14,770
Financing package		80,000
Senior secured debt facility		60,000
Loan received		45,000
Unrestricted cash balance		$ 5,000